Debt and Interest Expense (tables)	12 Months Ended
Dec. 31, 2011
Debt Instruments Abstract
Debt Outstanding Table

	December 31, 2011			December 31, 2010
		Carrying	Fair		Carrying	Fair
thousands	Principal	Value	Value	Principal	Value	Value

Revolving credit facility	$—	$—	$—	$49,000	$49,000	$49,000
5.375% Senior Notes due 2021	500,000	494,178	499,950	—	—	—
Wattenberg term loan	—	—	—	250,000	250,000	250,000
Note payable to Anadarko	175,000	175,000	174,528	175,000	175,000	168,116
Total debt outstanding (1)	$675,000	$669,178	$674,478	$474,000	$474,000	$467,116

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(1)       The Partnership's consolidated balance sheets include accrued interest expense of $2.7 million and $1.3 million as of December 31, 2011 and 2010, respectively, which is included in accrued liabilities.

Debt Activity Table

thousands	Carrying Value

Balance as of December 31, 2009	$175,000
Revolving credit facility borrowings	410,000
Repayment of revolving credit facility	(361,000)
Revolving credit facility borrowings – Swingline	10,000
Repayment of revolving credit facility – Swingline	(10,000)
Issuance of Wattenberg term loan	250,000
Balance as of December 31, 2010	$474,000
Revolving credit facility borrowings	570,000
Repayment of revolving credit facility	(619,000)
Repayment of Wattenberg term loan	(250,000)
Revolving credit facility borrowings – Swingline	30,000
Repayment of revolving credit facility – Swingline	(30,000)
Issuance of 5.375% Senior Notes due 2021	500,000
Other and changes in debt discount	(5,822)
Balance as of December 31, 2011	$669,178

Interest Expense Table

	Year Ended December 31,
thousands	2011	2010	2009

Third Parties
Interest expense on long-term debt	$20,533	$8,530	$304
Amortization of debt issuance costs and commitment fees (1)	5,297	3,340	555
Capitalized interest	(420)	—	—
Total interest expense – third parties	25,410	11,870	859
Affiliates
Interest expense on notes payable to Anadarko	4,935	6,828	8,953
Credit facility commitment fees	—	96	143
Total interest expense – affiliates	4,935	6,924	9,096
Interest expense	$30,345	$18,794	$9,955

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(1)       For the year ended December 31, 2011, includes $0.5 million of amortization of the original issue discount and underwriters' fees related to the Notes.